Performance Management	Dec. 29, 2025
Column Small Cap Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of September 30, 2025 was 7.67%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.86% for the quarter ended March 31, 2024, and the lowest quarterly return was -1.99% for the quarter ended June 30, 2024.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.67%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.86%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(1.99%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://columnfunds.com/
Performance Availability Phone [Text]	866-950-4644
Column Small Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell 2000® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of September 30, 2025 was 2.98%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 7.82% for the quarter ended September 30, 2024, and the lowest quarterly return was -3.29% for the quarter ended June 30, 2024.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	2.98%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	7.82%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(3.29%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://columnfunds.com/
Performance Availability Phone [Text]	866-950-4644
Column Mid Cap Select Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell Midcap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell Midcap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell Midcap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of September 30, 2025 was 7.17%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 8.23% for the quarter ended September 30, 2024, and the lowest quarterly return was -4.72% for the quarter ended June 30, 2024.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.17%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.23%
Highest Quarterly Return, Date	Sep. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.72%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://columnfunds.com/
Performance Availability Phone [Text]	866-950-4644
Column Mid Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance.
Performance Narrative [Text Block]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell MidCap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance. The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information for the Fund is available on the Fund’s website at https://columnfunds.com/ or by calling the Fund toll-free at 866-950-4644.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance information, both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell MidCap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Performance Additional Market Index [Text]	The performance information below demonstrates the risk of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual total returns for the one year and since inception periods compare to those of the Russell MidCap® Total Return Index (the Fund’s benchmark) and the S&P 500® Total Return Index, a broad measure of market performance.
Bar Chart [Heading]	Calendar Year Returns as of December 31
Bar Chart Closing [Text Block]	The Fund’s calendar year-to-date return as of September 30, 2025 was 7.71%. During the period of time shown in the bar chart, the Fund’s highest quarterly return was 9.04% for the quarter ended March 31, 2024, and the lowest quarterly return was -4.32% for the quarter ended June 30, 2024.
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	7.71%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	9.04%
Highest Quarterly Return, Date	Mar. 31, 2024
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(4.32%)
Lowest Quarterly Return, Date	Jun. 30, 2024
Performance Table Heading	Average Annual Total Returns(for the Periods Ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes.
Performance Table Not Relevant to Tax Deferred	The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are calculated using the historical highest individual federal marginal income tax rates in effect and do not reflect the effect of state and local taxes. The after-tax returns shown are not relevant to those investors who hold their shares through tax-deferred or other tax-advantaged arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).
Performance Availability Website Address [Text]	https://columnfunds.com/
Performance Availability Phone [Text]	866-950-4644